Other Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Aug. 31, 2011
Disclosure Of Financial Assets [Line Items]
Other investments	$ 4,031	$ 1,268
Transferred cumulative gain	33,655
Le Travenues Technology Private Limited [Member]
Disclosure Of Financial Assets [Line Items]
Other investments			$ 4,825
Percentage of voting equity interests acquired			19.98%
Cash consideration on disposal of investment	38,500
Gains on sale of investments	33,543
Transaction related costs	$ 624